SHAREHOLDERS' DEFICIT - Company's reserved common stock on an as if converted basis (Details) - shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	258,374,550	258,374,550	218,333,750
Exercise of options issued and outstanding to purchase common stock
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	3,400,000	4,000,000	2,975,000
Issuance of common shares available under the 2010 Equity Compensation Plan
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	25,596,980	24,996,980	26,021,980
Exercise of warrants issued and outstanding to purchase common stock
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	25,098,330	25,098,330	25,084,730
Conversion of series A convertible preferred stock issued and outstanding into common stock
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	25,535,000	25,535,000	25,535,000
Exercise of warrants to purchase series A convertible preferred stock issued and outstanding and converted into common stock
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	7,600,000	7,600,000	7,600,000
Conversion of series B convertible preferred stock issued and outstanding into common stock
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	106,144,240	106,144,240	106,117,040
Exercise of warrants to purchase series B convertible preferred stock issued and outstanding and converted into common stock
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	65,000,000	65,000,000	25,000,000